Segmented Information - Information by Reportable Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 11,043	$ 9,448
Energy supply costs	3,952	2,951
Operating expenses	2,683	2,523
Depreciation and amortization	1,668	1,505
Operating income	2,740	2,469
Other income, net	165	173
Finance charges	1,102	1,003
Income tax expense	289	234
Net earnings	1,514	1,405
Non-controlling interests	120	111
Preference share dividends	64	63
Common equity shareholders	1,330	1,231
Additions to property, plant and equipment and intangible assets	3,865	3,386
Goodwill	12,464	11,720	$ 11,792
Total assets	64,252	57,659
Intersegment eliminations
Segment Reporting Information [Line Items]
Revenue	0	0
Energy supply costs	0	0
Operating expenses	0	0
Depreciation and amortization	0	0
Operating income	0	0
Other income, net	0	0
Finance charges	0	0
Income tax expense	0	0
Net earnings	0	0
Non-controlling interests	0	0
Preference share dividends	0	0
Common equity shareholders	0	0
Additions to property, plant and equipment and intangible assets	0	0
Goodwill	0	0
Total assets	(12)	(148)
Regulated | Operating Segments
Segment Reporting Information [Line Items]
Revenue	10,892	9,350
Energy supply costs	3,947	2,948
Operating expenses	2,623	2,453
Depreciation and amortization	1,649	1,485
Operating income	2,673	2,464
Other income, net	176	141
Finance charges	936	860
Income tax expense	356	320
Net earnings	1,557	1,425
Non-controlling interests	120	111
Preference share dividends	0	0
Common equity shareholders	1,437	1,314
Additions to property, plant and equipment and intangible assets	3,836	3,366
Goodwill	12,437	11,693
Total assets	63,221	56,735
Regulated | Operating Segments | ITC
Segment Reporting Information [Line Items]
Revenue	1,906	1,691
Energy supply costs	0	0
Operating expenses	481	466
Depreciation and amortization	385	291
Operating income	1,040	934
Other income, net	48	42
Finance charges	349	300
Income tax expense	184	156
Net earnings	555	520
Non-controlling interests	101	94
Preference share dividends	0	0
Common equity shareholders	454	426
Additions to property, plant and equipment and intangible assets	1,212	1,046
Goodwill	8,318	7,755
Total assets	23,478	21,020
Regulated | Operating Segments | UNS Energy
Segment Reporting Information [Line Items]
Revenue	2,758	2,334
Energy supply costs	1,213	919
Operating expenses	691	648
Depreciation and amortization	365	345
Operating income	489	422
Other income, net	22	41
Finance charges	127	120
Income tax expense	56	51
Net earnings	328	292
Non-controlling interests	0	0
Preference share dividends	0	0
Common equity shareholders	328	292
Additions to property, plant and equipment and intangible assets	709	710
Goodwill	1,873	1,746
Total assets	12,678	11,126
Regulated | Operating Segments | Central Hudson
Segment Reporting Information [Line Items]
Revenue	1,325	1,000
Energy supply costs	525	285
Operating expenses	571	498
Depreciation and amortization	104	91
Operating income	125	126
Other income, net	59	34
Finance charges	53	46
Income tax expense	28	21
Net earnings	103	93
Non-controlling interests	0	0
Preference share dividends	0	0
Common equity shareholders	103	93
Additions to property, plant and equipment and intangible assets	293	291
Goodwill	612	570
Total assets	5,131	4,356
Regulated | Operating Segments | FortisBC Energy
Segment Reporting Information [Line Items]
Revenue	2,084	1,715
Energy supply costs	1,055	713
Operating expenses	364	355
Depreciation and amortization	298	281
Operating income	367	366
Other income, net	22	12
Finance charges	146	144
Income tax expense	39	48
Net earnings	204	186
Non-controlling interests	1	1
Preference share dividends	0	0
Common equity shareholders	203	185
Additions to property, plant and equipment and intangible assets	589	475
Goodwill	913	913
Total assets	8,875	8,135
Regulated | Operating Segments | FortisAlberta
Segment Reporting Information [Line Items]
Revenue	680	644
Energy supply costs	0	0
Operating expenses	166	157
Depreciation and amortization	243	231
Operating income	271	256
Other income, net	5	2
Finance charges	110	106
Income tax expense	15	11
Net earnings	151	141
Non-controlling interests	0	0
Preference share dividends	0	0
Common equity shareholders	151	141
Additions to property, plant and equipment and intangible assets	510	389
Goodwill	228	228
Total assets	5,547	5,201
Regulated | Operating Segments | FortisBC Electric
Segment Reporting Information [Line Items]
Revenue	487	468
Energy supply costs	141	136
Operating expenses	133	128
Depreciation and amortization	67	65
Operating income	146	139
Other income, net	6	5
Finance charges	76	73
Income tax expense	12	12
Net earnings	64	59
Non-controlling interests	0	0
Preference share dividends	0	0
Common equity shareholders	64	59
Additions to property, plant and equipment and intangible assets	130	134
Goodwill	235	235
Total assets	2,596	2,540
Regulated | Operating Segments | Other Electric
Segment Reporting Information [Line Items]
Revenue	1,652	1,498
Energy supply costs	1,013	895
Operating expenses	217	201
Depreciation and amortization	187	181
Operating income	235	221
Other income, net	14	5
Finance charges	75	71
Income tax expense	22	21
Net earnings	152	134
Non-controlling interests	18	16
Preference share dividends	0	0
Common equity shareholders	134	118
Additions to property, plant and equipment and intangible assets	393	321
Goodwill	258	246
Total assets	4,916	4,357
Non-Regulated | Operating Segments | Energy Infrastructure
Segment Reporting Information [Line Items]
Revenue	151	98
Energy supply costs	5	3
Operating expenses	40	33
Depreciation and amortization	17	17
Operating income	89	45
Other income, net	1	1
Finance charges	0	0
Income tax expense	18	8
Net earnings	72	38
Non-controlling interests	0	0
Preference share dividends	0	0
Common equity shareholders	72	38
Additions to property, plant and equipment and intangible assets	29	20
Goodwill	27	27
Total assets	884	777
Non-Regulated | Operating Segments | Corporate and Other
Segment Reporting Information [Line Items]
Revenue	0	0
Energy supply costs	0	0
Operating expenses	20	37
Depreciation and amortization	2	3
Operating income	(22)	(40)
Other income, net	(12)	31
Finance charges	166	143
Income tax expense	(85)	(94)
Net earnings	(115)	(58)
Non-controlling interests	0	0
Preference share dividends	64	63
Common equity shareholders	(179)	(121)
Additions to property, plant and equipment and intangible assets	0	0
Goodwill	0	0
Total assets	$ 159	$ 295